Other Income and Expenses - Summary of Other Operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Rent	¥ 8,440	¥ 6,143	¥ 3,529
Travel	3,348	2,259	1,737
Supplies	3,327	2,378	1,154
Taxes and dues	2,347	1,516	801
Professional fees	3,266	2,182	2,030
Cost of goods	7,622	4,946	3,519
Training	1,972	1,344	1,006
LINE points	5,533	1,006	463
Others	5,286	3,629	4,137
Total	¥ 41,141	¥ 25,403	¥ 18,376